FINANCIAL (EXPENSES) INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Financial expenses:
Interest, amortization of discount, bank charges and fees	$ (67)		$ (425)		$ (1,021)
Exchange differences	(89)
Total financial expenses	(156)		(425)		(1,021)
Financial income:
Gain on extinguishment of convertible bonds		[1]	2,230	[1]	2,006	[1]
Exchange differences					5
Total financial income			2,230		2,011
Net total	(156)		1,805		990
Expenses related to convertible bonds	$ 0		$ 445		$ 968

[1]	See Note 1